Equipment on Operating Leases for Truck and Other Segment and for Financial Services Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	$ 1,183.7	$ 939.0
Less allowance for depreciation	(325.8)	(259.9)
Total	857.9	679.1
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	2,778.2	2,373.2
Less allowance for depreciation	(747.4)	(662.5)
Total	$ 2,030.8	$ 1,710.7